Stock Award Plans - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Number of Options
Outstanding, beginning balance (in shares)	320,287	51,060
Granted (in shares)	1,043,349	356,343	0
Exercised (in shares)	(8,085)	(22,975)
Forfeited (in shares)	(125,827)	(64,141)
Outstanding, ending balance (in shares)	1,229,724	320,287	51,060
Exercisable (in shares)	19,535
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 27.21	$ 15.25
Granted (in dollars per share)	29.53	28.16
Exercised (in dollars per share)	17.88	12.99
Forfeited (in dollars per share)	30.25	27.96
Outstanding, ending balance (in dollars per share)	28.93	$ 27.21	$ 15.25
Exercisable (in dollars per share)	$ 16.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, weighted average remaining contractual term (in years)	9 years	8 years	2 years
Options exercisable, weighted average remaining contractual term (in years)	6 months
Options outstanding, aggregate intrinsic value	$ 0	$ 3,136	$ 855
Options exercisable, aggregate intrinsic value	$ 78
Stock Option Awards
Number of Options
Granted (in shares)	1,043,349